Loss Per Share - number of potential shares outstanding that were anti-dilutive and therefore excluded from the computation of diluted earnings per share, weighted for the portion of the period they were outstanding (Details) - shares
	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	50,445,978	40,345,124	50,195,421	48,113,121	43,058,865	35,919,104
Preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	41,587,368	32,653,742	41,587,368	41,692,230	36,338,255	30,610,834
Stock options outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	8,852,171	7,684,943	8,601,614	6,414,452	6,714,171	5,301,830
Redeemable warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	6,439	6,439	6,439	6,439	6,439	6,439